Offerings - Offering: 1	Feb. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.000004 per share, to be issued under the Montrose Environmental Group, Inc. Amended and Restated 2017 Stock Incentive Plan
Amount Registered | shares	1,372,373
Proposed Maximum Offering Price per Unit	17.74
Maximum Aggregate Offering Price	$ 24,345,897.02
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,727.36
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Company’s common stock that become issuable under the 2017 Plan by reason of any stock dividend, stock split, recapitalization or similar transaction.

(2)

This estimate is made pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share, the Proposed Maximum Aggregate Offering Price and the Amount of Registration Fee have been computed on the basis of the average of the high and low prices per share of the common stock reported on the New York Stock Exchange on February 25, 2025.